Other Financial Liabilities	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Other Financial Liabilities
19.	Other Financial Liabilities
Other financial liabilities as of December 31, 2021 and 2022 are as follows:

(in millions of Won)	2021		2022
Current
Derivatives liabilities	￦	91,739	95,157
Financial guarantee liabilities		19,902	11,370

	￦	111,641	106,527

Non-current
Derivatives liabilities	￦	18,300	79,984
Financial guarantee liabilities		5,696	7,068

	￦	23,996	87,052